Leases (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Leases
Weighted-average remaining lease term	5 years 5 months 1 day
Weighted-average discount rate		25.00%
Total cash payments under leases	$ 186,000
Discount rate on lease	5.00%
Lease expense	$ 184,400